Accounts Payable	12 Months Ended
Jul. 31, 2026
Accounts Payable [Abstract]
ACCOUNTS PAYABLE

NOTE 11 — ACCOUNTS PAYABLE

Accounts payable consisted of the following:

	As of July 31,
	2026	2025
Revenue share payable to game developers	$1,788,655	$2,369,304
IP licensors, agencies and other payables	500,596	7,975
Total accounts payable	$2,289,251	$2,377,279

Developers are the Group’s customers. No developer balances were included in accrued expenses at July 31, 2026.